Research and Development incentives receivables	12 Months Ended
Dec. 31, 2020
Research and Development incentives receivables
Research and Development incentives receivables

16. Research and Development incentives receivables

The table below illustrates the R&D incentives receivables related captions in the balance sheet on December 31, 2020, 2019, and 2018:

	December 31,
	2020	2019	2018
	(Euro, in thousands)
Non-current R&D incentives receivables	€111,624	€93,407	€73,443
Current R&D incentives receivables	24,104	21,949	11,203
Total R&D incentives receivables	€135,728	€115,356	€84,646

The R&D incentives receivables are future expected refunds or tax deductions resulting from R&D incentives on research and development expenses in France and Belgium. Non-current R&D incentives receivables are reported at their net present value and are therefore discounted over the period until maturity date.

The table below provides detailed information on the maturity of the non-current R&D incentives receivables reported in our balance sheet on December 31, 2020.

Non-current R&D incentives receivables

	December 31, 2020
	Maturity date
	2022	2023	2024	2025	2026-2030	Total
	(Euro, in thousands)

French non-current R&D incentives receivables - discounted value	€10,223	11,911	11,722			€33,856
Belgian non-current R&D incentives receivables - discounted value	6,647	8,429	11,078	13,716	37,898	77,768
Total non-current R&D incentives receivables - discounted value	€16,870	€20,340	22,800	13,716	37,898	€111,624